Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PNC ULTRA SHORT BOND FUND
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-27
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 12 months. Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of the purchase.
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[1]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 27, 2013 at which time the Board will determine whether to renew, revise or discontinue it.
[2]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of the purchase.